Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jan. 31, 2023		Jan. 31, 2022	Jan. 31, 2023		Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Income Statement [Abstract]
Revenue
Expenses:
Research and development	4,653,595		6,825,540	9,421,968		13,471,311	25,821,543	34,097,641
General and administrative	3,009,912		2,590,893	5,548,409		5,860,616	11,190,519	14,282,417
Loss from operations	(7,663,507)		(9,416,433)	(14,970,377)		(19,331,927)	(37,012,062)	(48,380,058)
Gain on extinguishment of debt								960,790
Other income (expense), net	(14,636)		(2,583)	23,463		(4,594)	28,857	(704)
Interest expense	(33,551)		(5,382)	(44,632)		(13,427)	(20,925)	(15,857)
Foreign currency exchange gain (loss), net	853,764		(480,072)	72,218		(363,147)	(509,652)	(144,085)
Loss before income taxes	(6,857,930)		(9,904,470)	(14,919,328)		(19,713,095)	(37,513,782)	(47,579,914)
Income tax expense	2,950		2,950	2,950		2,950	(3,334,148)	(2,412,183)
Net loss	$ (6,860,880)	[1]	$ (9,907,420)	$ (14,922,278)	[1]	$ (19,716,045)	$ (34,179,634)	$ (45,167,731)
Basic and diluted net loss per common share	$ (2.65)		$ (5.54)	$ (6.82)		$ (11.05)	$ (19.13)	$ (30.20)
Weighted average shares used in computing basic and diluted net loss per common share	2,587,341		1,787,039	2,188,821		1,783,913	1,786,557	1,495,608

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.